Recovery of Erroneously Awarded Compensation	12 Months Ended
Feb. 02, 2025
Restatement Determination Date:: 2025-02-02
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Our Clawback Policy permits us to recover compensation in the event of a restatement of our financial statements or a material violation of a material company policy. Awards made under our stock and incentive compensation plans are subject to the Clawback Policy which complies with NYSE standards. The policy includes in part the following features:

•   the definition of “Financial Statement Triggering Event” includes errors in the current year’s results,

•   the policy applies to incentive-based compensation based wholly or in part upon the attainment of a “financial reporting measure”,

•   the Board is required (subject to limited exceptions) to seek clawback in connection with Financial Statement Triggering Events, and

•   the policy implements a three-year lookback period for Financial Statement Triggering Events.